Label	Element	Value
Virtus Duff & Phelps Select MLP and Energy Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Duff & Phelps Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated December 22, 2021 to the Summary Prospectus and the Virtus Alternative Solutions Trust Statutory Prospectus,

each dated February 28, 2021, as supplemented

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps Select MLP and Energy Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2022, the benchmark to which performance of the Virtus Duff & Phelps Select MLP and Energy Fund (“The Fund”) is compared will change to the Alerian Midstream Energy Index. The Fund’s subadviser believes the Alerian Midstream Energy Index better reflects the markets and securities in which the Fund’s portfolio is invested than its previous benchmark, the Alerian MLP Index.

Additional Information about The Alerian Midstream Energy Index

The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2022, the benchmark to which performance of the Virtus Duff & Phelps Select MLP and Energy Fund (“The Fund”) is compared will change to the Alerian Midstream Energy Index. The Fund’s subadviser believes the Alerian Midstream Energy Index better reflects the markets and securities in which the Fund’s portfolio is invested than its previous benchmark, the Alerian MLP Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.